Sea Sand Mining Project (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 30, 2017	Jun. 30, 2018	Sep. 30, 2018	Jun. 30, 2017
Sea Sand Mining Project Abstract
Concession acquisition costs		$ 236,749	$ 230,634
Description for irrevocable right of use	 The Company currently estimates that the acreage available under the IRU will provide approximately 5 years of sustained mining operations. As part of the IRU, the Company is responsible for all permitting costs (both for mining operation and for the right to sell the mined sand internationally) at both the state and federal levels of all applicable ministries and departments in Malaysia. As compensation for the IRU, the Company is obligated to remit to JHW on a quarterly basis, 25% of the profits from the mining activities, as defined within the agreement. The Company has submitted the required environmental and engineering assessments as part of the permitting process for approximately 383, but has not yet received approval of its submissions. The Company is expecting to receive approval for the rights in 2018 or early 2019. It is required to prepay MYR 500,000, of which SBS funded MYR 100,000 ($24,163) as of September 30, 2018. 	The Company currently estimates that the acreage available under the IRU will provide approximately 5 years of sustained mining operations. As part of the IRU, the Company is responsible for all permitting costs (both for mining operation and for the right to sell the mined sand internationally) at both the state and federal levels of all applicable ministries and departments in Malaysia. As compensation for the IRU, the Company is obligated to remit to JHW on a quarterly basis, 25% of the profits from the mining activities, as defined within the agreement. The Company has obtained the approval to the required environmental and engineering assessments as part of the permitting process for approximately 20 square kilometers.